Consolidated net cash/(debt) - Analysis of changes in consolidated net cash/(debt) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [Abstract]
Overdrafts	$ 1	$ 3
Total other current financial liabilities	1,073	904
Highly liquid financial assets held in managed investment funds classified as held for trading	2,522	958
Borrowings (including finance leases) Excluding Overdraft [Member]
Disclosure of financial liabilities [Abstract]
Overdrafts	1	3
Total other current financial liabilities	761	352
Other current non-financial liabilities	407	524
Over Draft
Disclosure of financial liabilities [Abstract]
Overdrafts	$ 1	$ 3